Quarterly Holdings Report
for
Fidelity® Value Discovery K6 Fund
October 31, 2022
FVDK6-NPRT1-1222
1.9884000.105
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.5%
Entertainment - 1.5%
Activision Blizzard, Inc.	35,375	2,575,300
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	31,859	3,010,994
Media - 3.3%
Charter Communications, Inc. Class A (a)	4,720	1,735,166
Comcast Corp. Class A	129,574	4,112,679
		5,847,845
TOTAL COMMUNICATION SERVICES		11,434,139
CONSUMER DISCRETIONARY - 4.2%
Diversified Consumer Services - 1.5%
H&R Block, Inc.	63,529	2,614,218
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	18,041	718,753
Multiline Retail - 1.5%
Dollar General Corp.	10,626	2,710,161
Specialty Retail - 0.8%
Ross Stores, Inc.	15,335	1,467,406
TOTAL CONSUMER DISCRETIONARY		7,510,538
CONSUMER STAPLES - 6.7%
Beverages - 0.6%
Coca-Cola European Partners PLC	22,417	1,054,720
Food & Staples Retailing - 0.6%
U.S. Foods Holding Corp. (a)	39,963	1,189,299
Food Products - 2.3%
Mondelez International, Inc.	50,925	3,130,869
Tyson Foods, Inc. Class A	13,594	929,150
		4,060,019
Household Products - 2.9%
Procter & Gamble Co.	17,257	2,324,000
Reckitt Benckiser Group PLC	16,615	1,102,638
Spectrum Brands Holdings, Inc.	16,534	762,879
The Clorox Co.	6,259	914,064
		5,103,581
Personal Products - 0.3%
Unilever PLC sponsored ADR	12,230	556,587
TOTAL CONSUMER STAPLES		11,964,206
ENERGY - 8.8%
Oil, Gas & Consumable Fuels - 8.8%
ConocoPhillips Co.	21,157	2,667,686
Equinor ASA sponsored ADR	24,943	904,932
Exxon Mobil Corp.	80,383	8,907,238
Occidental Petroleum Corp.	20,048	1,455,485
Ovintiv, Inc.	16,688	845,247
Parex Resources, Inc.	59,559	908,457
		15,689,045
FINANCIALS - 21.8%
Banks - 9.0%
Bank of America Corp.	110,120	3,968,725
Cullen/Frost Bankers, Inc.	4,085	633,379
JPMorgan Chase & Co.	36,623	4,610,103
M&T Bank Corp.	12,794	2,154,126
PNC Financial Services Group, Inc.	12,977	2,100,068
Wells Fargo & Co.	56,609	2,603,448
		16,069,849
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	8,581	1,065,417
BlackRock, Inc. Class A	4,001	2,584,286
Invesco Ltd.	16,975	260,057
Northern Trust Corp.	11,937	1,006,886
		4,916,646
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class B (a)	27,650	8,159,239
Insurance - 5.1%
Chubb Ltd.	13,970	3,002,013
The Travelers Companies, Inc.	20,234	3,732,364
Willis Towers Watson PLC	10,612	2,315,645
		9,050,022
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	20,412	167,787
Annaly Capital Management, Inc.	9,945	184,480
MFA Financial, Inc.	16,200	161,352
		513,619
TOTAL FINANCIALS		38,709,375
HEALTH CARE - 20.8%
Biotechnology - 2.7%
Regeneron Pharmaceuticals, Inc. (a)	3,569	2,672,289
Vertex Pharmaceuticals, Inc. (a)	6,706	2,092,272
		4,764,561
Health Care Providers & Services - 11.5%
Centene Corp. (a)	55,564	4,730,163
Cigna Corp.	16,083	5,195,774
Elevance Health, Inc.	5,832	3,188,763
Humana, Inc.	4,895	2,731,802
UnitedHealth Group, Inc.	8,373	4,648,271
		20,494,773
Pharmaceuticals - 6.6%
AstraZeneca PLC sponsored ADR	40,101	2,358,340
Bristol-Myers Squibb Co.	63,530	4,921,669
Roche Holding AG (participation certificate)	7,808	2,590,680
Sanofi SA sponsored ADR	41,215	1,781,724
		11,652,413
TOTAL HEALTH CARE		36,911,747
INDUSTRIALS - 9.6%
Aerospace & Defense - 5.6%
Airbus Group NV	4,362	471,985
L3Harris Technologies, Inc.	7,541	1,858,630
Lockheed Martin Corp.	4,013	1,953,047
Northrop Grumman Corp.	6,822	3,745,346
The Boeing Co. (a)	13,353	1,902,936
		9,931,944
Air Freight & Logistics - 0.2%
Deutsche Post AG	8,043	284,319
Electrical Equipment - 1.1%
Eaton Corp. PLC	2,617	392,733
Regal Rexnord Corp.	12,005	1,519,113
		1,911,846
Industrial Conglomerates - 0.4%
Siemens AG	7,121	777,678
Machinery - 2.3%
Crane Holdings Co.	2,148	215,530
ITT, Inc.	5,728	437,562
Oshkosh Corp.	20,069	1,766,072
Parker Hannifin Corp.	1,047	304,279
Pentair PLC	18,498	794,489
Stanley Black & Decker, Inc.	7,026	551,471
		4,069,403
TOTAL INDUSTRIALS		16,975,190
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 1.5%
Cisco Systems, Inc.	57,047	2,591,645
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	5,508	673,243
IT Services - 2.8%
Amdocs Ltd.	21,815	1,882,853
Capgemini SA	4,165	682,605
Cognizant Technology Solutions Corp. Class A	24,067	1,498,171
Maximus, Inc.	13,858	854,623
		4,918,252
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	2,689	392,809
Software - 1.5%
Aspen Technology, Inc. (a)	3,028	731,111
NortonLifeLock, Inc.	58,501	1,318,028
Open Text Corp.	22,339	646,714
		2,695,853
TOTAL INFORMATION TECHNOLOGY		11,271,802
MATERIALS - 2.9%
Chemicals - 1.9%
DuPont de Nemours, Inc.	40,114	2,294,521
International Flavors & Fragrances, Inc.	9,871	963,508
The Scotts Miracle-Gro Co. Class A (b)	4,500	206,595
		3,464,624
Metals & Mining - 1.0%
Lundin Mining Corp.	192,691	1,009,883
Newmont Corp.	16,360	692,355
		1,702,238
TOTAL MATERIALS		5,166,862
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	13,644	967,905
UTILITIES - 9.7%
Electric Utilities - 7.8%
Constellation Energy Corp.	33,281	3,146,386
Duke Energy Corp.	14,354	1,337,506
Evergy, Inc.	29,485	1,802,418
Exelon Corp.	16,878	651,322
NextEra Energy, Inc.	17,552	1,360,280
PG&E Corp. (a)	195,692	2,921,682
Portland General Electric Co. (b)	20,289	911,788
Southern Co.	27,353	1,791,074
		13,922,456
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp.	44,171	1,155,513
Multi-Utilities - 1.2%
Dominion Energy, Inc.	31,526	2,205,874
TOTAL UTILITIES		17,283,843
TOTAL COMMON STOCKS (Cost $139,050,876)		173,884,652

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd. (Cost $1,936,124)	50,047	1,868,891

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	480,465	480,561
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	1,100,890	1,101,000
TOTAL MONEY MARKET FUNDS (Cost $1,581,561)		1,581,561

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $142,568,561)	177,335,104
NET OTHER ASSETS (LIABILITIES) - 0.1%	89,067
NET ASSETS - 100.0%	177,424,171

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	3,085,900	42,658,577	45,263,916	20,491	-	-	480,561	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	-	1,109,250	8,250	5	-	-	1,101,000	0.0%
Total	3,085,900	43,767,827	45,272,166	20,496	-	-	1,581,561

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.